CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Royalties	$ 49,055	$ 65,826	$ 285,444	$ 258,062
Diagnostic services	40,002	28,862	196,111	86,137
Clinical research	11,079	350	23,849	36,873
Total revenues	100,136	95,038	505,404	381,072
Costs and expenses:
Cost of revenues	366,344	616,426	1,811,424	1,730,512
Research and development	1,883,838	4,279,830	7,882,650	15,006,642
Selling and marketing			2,735,410	11,523,144
Selling, general and administrative	2,504,977	3,604,624
General and administrative			11,497,466	11,475,947
Restructuring charges	0	1,719,804	2,174,251	790,438
Total operating expenses	4,755,159	10,220,684	26,101,201	40,526,683
Loss from operations	(4,655,023)	(10,125,646)	(25,595,797)	(40,145,611)
Interest income			147,883	298,829
Net interest expense	(2,465)	(429,397)
Interest expense			(1,033,939)	(1,674,341)
Other income (loss), net	1,000	0	(170,138)	(144,733)
Loss on extinguishment of debt			(1,655,825)	0
(Loss) gain from change in fair value of derivative financial instruments-warrants	(129,689)	555,506	3,401,072	2,462,137
Net loss	(4,786,177)	(9,999,537)	(24,906,744)	(39,203,719)
Preferred stock dividend	(6,060)	(6,060)	(24,240)	(24,240)
Net loss attributable to common stockholders	$ (4,792,237)	$ (10,005,597)	$ (24,930,984)	$ (39,227,959)
Net loss per common share - basic (in USD per share)	$ (1.04)	$ (3.88)	$ (8.63)	$ (15.60)
Net loss per common share - diluted (in USD per share)	$ (1.04)	$ (3.88)	$ (8.63)	$ (15.55)
Weighted-average shares outstanding - basic (in shares)	4,613,704	2,580,085	2,890,031	2,514,570
Weighted-average shares outstanding - diluted (in shares)	4,613,704	2,580,085	2,890,031	2,523,439